Note 7 - Warrants - Assumptions Used to Determine Fair Value of Warrants (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Expected life in years, warrants (Year)	5 years
Minimum [Member]
Risk free interest rate, warrants	0.95%	0.97%	0.97%	0.09%
Expected volatility, warrants	311.00%	255.00%	255.00%	184.00%
Expected life in years, warrants (Year)		3 years	3 years	1 year
Maximum [Member]
Risk free interest rate, warrants	1.36%	1.60%	1.60%	1.55%
Expected volatility, warrants	315.00%	332.00%	332.00%	349.00%
Expected life in years, warrants (Year)		5 years	5 years	5 years